SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of currency exchange rate
	September 30, 2025	September 30, 2024	September 30, 2023
Year-end CAD: USD exchange rate	0.7185	0.7399	0.7365
Annual average CAD: USD exchange rate	0.7149	0.7352	0.7416
Year-end RMB: USD exchange rate	0.1405	0.1426	0.1371
Annual average RMB: USD exchange rate	0.1386	0.1391	0.1419
Year-end HKD: USD exchange rate	0.1285	0.1287	0.1277
Annual average HKD: USD exchange rate	0.1282	0.1280	0.1277

Schedule of antidilutive securities excluded from computation of earnings per share
	2025	2024	2023
Stock options	-	-	10,300,000
Common stock warrants	-	-	-
Total	-	-	10,300,000